Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 9,521	$ 19,173
Accounts receivable		928
Prepaid expenses and other current assets	399	742
Total current assets	9,920	20,843
Property and equipment, net		1,158
Operating lease right-of-use asset		10,309
Long-term restricted cash	10	1,472
Other long-term assets	13	176
Total assets	9,943	33,958
Current liabilities:
Accounts payable	809	1,915
Accrued expenses and other current liabilities	120	947
Operating lease liability		429
Deferred revenue		618
Total current liabilities	929	3,909
Warrant liability	67
Deferred revenue, net of current portion		3,727
Operating lease liability, net of current portion		8,327
Total liabilities	996	15,963
Commitments and contingencies (Note 10)
Stockholders' equity:
Preferred stock, $0.0001 par value - 500,000 shares authorized; 6,746 shares designated Series A convertible preferred stock; no shares issued and outstanding at December 31, 2024 and 2023
Common stock, $0.0001 par value - 200,000,000 shares authorized; 3,652,285 shares issued and outstanding at December 31, 2024 and 2023
Additional paid-in capital	306,103	305,592
Accumulated deficit	(297,156)	(287,597)
Total stockholders' equity	8,947	17,995
Total liabilities and stockholders' equity	$ 9,943	$ 33,958